Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	R$ 345	R$ 364	R$ 1,692
Amounts recognized in income (loss) (1+2+3)	(33)	(30)	145
1 - Cost of current service	(69)	(69)	(62)
2 - Cost of past service	0	0	0
3 - Net interest	36	39	207
Amounts recognized in stockholders' equity (4+5+6)	(292)	17	(1,049)
4 - Effects on asset ceiling	(63)	(289)	(1,877)
5 - Remeasurements	(238)	310	793
6 - Exchange variation	9	(4)	35
Other (7+8+9+10)	14	(6)	(424)
7 - Receipt by allocation of funds		(12)	(515)
8 - Benefits paid	19	14	13
9 - Contributions from sponsor	(16)	(20)	270
10 - Contributions from parcipants	11	12	15
11 - Balance arising from the CorpBanca acquisition (Note 3)			(207)
Amounts end of the period	34	345	364
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(120)	(211)	(88)
Amounts recognized in income (loss) (1+2+3)	(75)	(84)	(75)
1 - Cost of current service	(69)	(69)	(62)
2 - Cost of past service	0	0	0
3 - Net interest	(6)	(15)	(13)
Amounts recognized in stockholders' equity (4+5+6)	(234)	92	(5)
4 - Effects on asset ceiling	(126)	97	(633)
5 - Remeasurements	(117)	(1)	593
6 - Exchange variation	9	(4)	35
Other (7+8+9+10)	80	83	(43)
9 - Contributions from sponsor	69	71	149
10 - Contributions from parcipants	11	12	15
11 - Balance arising from the CorpBanca acquisition (Note 3)			(207)
Amounts end of the period	(349)	(120)	(211)
BD and CV Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	17,588	16,520	13,633
Amounts recognized in income (loss) (1+2+3)	1,700	1,639	1,483
2 - Cost of past service	0	0	0
3 - Net interest	1,700	1,639	1,483
Amounts recognized in stockholders' equity (4+5+6)	580	487	2,300
5 - Remeasurements	566	485	2,308
6 - Exchange variation	14	2	(8)
Other (7+8+9+10)	(1,060)	(1,058)	(896)
8 - Benefits paid	(1,140)	(1,141)	(1,060)
9 - Contributions from sponsor	69	71	149
10 - Contributions from parcipants	11	12	15
Amounts end of the period	18,808	17,588	16,520
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(14,491)	(13,723)	(11,587)
Amounts recognized in income (loss) (1+2+3)	(1,454)	(1,416)	(1,317)
1 - Cost of current service	(69)	(69)	(62)
2 - Cost of past service	0	0	0
3 - Net interest	(1,385)	(1,347)	(1,255)
Amounts recognized in stockholders' equity (4+5+6)	(688)	(493)	(1,672)
5 - Remeasurements	(683)	(487)	(1,715)
6 - Exchange variation	(5)	(6)	43
Other (7+8+9+10)	1,140	1,141	853
8 - Benefits paid	1,140	1,141	1,060
11 - Balance arising from the CorpBanca acquisition (Note 3)			(207)
Amounts end of the period	(15,493)	(14,491)	(13,723)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(3,217)	(3,008)	(2,134)
Amounts recognized in income (loss) (1+2+3)	(321)	(307)	(241)
2 - Cost of past service	0	0	0
3 - Net interest	(321)	(307)	(241)
Amounts recognized in stockholders' equity (4+5+6)	(126)	98	(633)
4 - Effects on asset ceiling	(126)	97	(633)
5 - Remeasurements		1
Amounts end of the period	(3,664)	(3,217)	(3,008)
CD Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	722	796	1,959
Amounts recognized in income (loss) (1+2+3)	67	76	239
2 - Cost of past service	0	0	0
3 - Net interest	67	76	239
Amounts recognized in stockholders' equity (4+5+6)	(39)	(47)	(1,008)
4 - Effects on asset ceiling	63	(386)	(1,244)
5 - Remeasurements	(102)	339	236
Other (7+8+9+10)	(85)	(103)	(394)
7 - Receipt by allocation of funds		(12)	(515)
9 - Contributions from sponsor	(85)	(91)	121
Amounts end of the period	665	722	796
CD Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	1,634	1,287	2,229
Amounts recognized in income (loss) (1+2+3)	157	126	269
2 - Cost of past service	0	0	0
3 - Net interest	157	126	269
Amounts recognized in stockholders' equity (4+5+6)	(102)	324	(817)
4 - Effects on asset ceiling		(15)	(1,053)
5 - Remeasurements	(102)	339	236
Other (7+8+9+10)	(85)	(103)	(394)
7 - Receipt by allocation of funds		(12)	(515)
9 - Contributions from sponsor	(85)	(91)	121
Amounts end of the period	1,604	1,634	1,287
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(912)	(491)	(270)
Amounts recognized in income (loss) (1+2+3)	(90)	(50)	(30)
2 - Cost of past service	0	0	0
3 - Net interest	(90)	(50)	(30)
Amounts recognized in stockholders' equity (4+5+6)	63	(371)	(191)
4 - Effects on asset ceiling	63	(371)	(191)
Amounts end of the period	(939)	(912)	(491)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(257)	(221)	(179)
Amounts recognized in income (loss) (1+2+3)	(25)	(22)	(19)
2 - Cost of past service	0	0	0
3 - Net interest	(25)	(22)	(19)
Amounts recognized in stockholders' equity (4+5+6)	(19)	(28)	(36)
5 - Remeasurements	(19)	(28)	(36)
Other (7+8+9+10)	19	14	13
8 - Benefits paid	19	14	13
Amounts end of the period	R$ (282)	R$ (257)	R$ (221)